Borrowings	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Borrowings
Borrowings

Outstanding borrowings as of December 31 are as follows:

	2013	2012
Short-term borrowings:
Federal Home Loan Bank advances	$1,000,000	$5,000,000
Long-term borrowings:
Federal Home Loan Bank advances	—	1,000,000
	$1,000,000	$6,000,000

Borrowings at December 31, 2013 have maturity dates as follows:

Interest Rate
2014	5.33%	$1,000,000

The outstanding advance is fixed rate and is payable at its maturity date, with a prepayment penalty. At December 31, 2013, borrowings are collateralized by pledged securities, which had a carrying value of $54,622 and residential mortgages in the amount of $89,847,582 pledged under a blanket collateral agreement.  At December 31, 2013, the Bank has available $87.8 million of overnight borrowing capacity with the Federal Home Loan Bank of which none was outstanding at December 31, 2013.  The Bank also has available a $5,000,000 unsecured line of credit with Key Bank of which $0 is outstanding at December 31, 2013, a $5,000,000 unsecured line of credit with M&T Bank of which $0 is outstanding at December 31, 2013 and a $10,000,000 unsecured line of credit with Fifth Third Bank of which $0 is outstanding at December 31, 2013.

At December 31, 2012, borrowings are collateralized by pledged securities, which had a carrying value of $587,765 and residential mortgages in the amount of $78,848,981 pledged under a blanket collateral agreement.  At December 31, 2012, the Bank has available $72.4 million of overnight borrowing capacity with the Federal Home Loan Bank of which none was outstanding at December 31, 2012.  The Bank also has available a $5,000,000 unsecured line of credit with Key Bank of which $0 is outstanding at December 31, 2012, a $5,000,000 unsecured line of credit with M&T Bank of which $0 is outstanding at December 31, 2012 and a $10,000,000 unsecured line of credit with Fifth Third Bank of which $0 is outstanding at December 31, 2012.